Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Schedule Of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Rental and industry customer deposits	77,610	86,306	13,228
Prepayments	20,527	18,469	2,830
Other receivables	—	726	111

Total other non-current assets	98,137	105,501	16,169